Short-term borrowings - Additional Information (Details) - Unsecured bank loans - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings
Interest rate		4.00%
Total line of credit	¥ 1,110,000	¥ 1,000,000
Unused portion of line of credit	140,000	172,696
Short-term borrowings guaranteed	¥ 870,000	¥ 0
Minimum
Short-term borrowings
Interest rate	4.30%
Average
Short-term borrowings
Interest rate	4.35%
Maximum
Short-term borrowings
Interest rate	4.38%